Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Impairment loss	$ 0.0	$ 0.0